RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($)		1 Months Ended		3 Months Ended				12 Months Ended
	Dec. 20, 2022	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2025		Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2024		Dec. 31, 2023		Jul. 24, 2024	Mar. 13, 2024	Mar. 31, 2023	Dec. 31, 2022	Oct. 10, 2022	May 27, 2022
Related Party Transactions
Cash				$ 35,000				$ 56,000		$ 434,000
Iris
Related Party Transactions
Embedded derivative for the redemption feature for the amount								150.00%
Unrealized gain on change in fair value of derivative liability							$ 2,202	$ 2,202		102,226
Interest expense								12,085
Cash				62,242	[1]			65,343	[1],[2]	156,425	[2]
Other liabilities current				75,000				75,000		75,000
Unfunded extension deposit				192,083				160,677
Extension deposits due from Sponsor				192,083				160,677		0
Related party
Related Party Transactions
Other liabilities current				177,000				195,000		195,000
Related party | Iris
Related Party Transactions
Promissory note				1,453,720				1,453,720		1,452,381
Sponsor | Iris
Related Party Transactions
Related party extension payment loan		$ 17,000	$ 30,000	$ 50,000				$ 50,000
Non redeemed shares for extension payment loan		$ 0.06	$ 0.06	$ 0.035				$ 0.035
Gaius Investment Partners | Iris
Related Party Transactions
Long-Term Debt												$ 1,216,000
Promissory Note with Related Party | Iris
Related Party Transactions
Promissory note				$ 613,720				$ 613,720		613,720
Extension payments to the Trust Account								$ 28,463		120,515
Embedded derivative for the redemption feature for the amount				150.00%				150.00%
Derivative liability				$ 0				$ 0		2,202
Unrealized gain on change in fair value of derivative liability				0			2,202	2,202		102,226
Debt discount for derivative liability				0				0		1,339					$ 104,428
Interest expense				0			1,339	1,339		103,089
Percentage of principal removed													150.00%
Outstanding balance of related party note				1,453,720				1,453,720		1,452,381
Net of the debt discount								0		1,339
Promissory Note with Related Party | Related party | Iris
Related Party Transactions
Promissory note				1,453,720				1,453,720
Promissory Note with Related Party | Sponsor | Iris
Related Party Transactions
Maximum borrowing capacity of related party promissory note	$ 750,000															$ 550,000	$ 300,000
Aggregate principal amount	$ 750,000															$ 550,000
Promissory note				$ 540,000				$ 540,000
Percentage of purchase convertible notes	150.00%
Cash														$ 120,000
Related Party Loans | Iris
Related Party Transactions
Initial conversion price				$ 1.5				$ 1.5
Related Party Loans | Sponsor | Iris
Related Party Transactions
Proceeds from issuance of debt to payment of vendors										$ 400,000
Related Party Loans | Sponsor | Iris | Working Capital Loans Warrant
Related Party Transactions
Maximum amount of loans convertible into warrants				$ 1,500,000				$ 1,500,000
Other liabilities current				0				0
Unfunded Extension Payment from Sponsor | Iris
Related Party Transactions
Other liabilities current				192,083				160,677
Administrative Support Agreement | Sponsor | Iris
Related Party Transactions
Expenses per month		$ 30,000				$ 30,000		10,000
Administrative Support Agreement | Sponsor | Iris | Operating costs
Related Party Transactions
Administrative fees expense				$ 90,000			$ 30,000	$ 200,000

[1]	As of March 31, 2025 and December 31, 2024, include $27,347 and $12,347, respectively, of the restricted cash to be used for tax payments only.
[2]	As of December 31, 2024 and December 31, 2023, include $12,347 and $85,084, respectively of the restricted cash to be used for tax payments only.